LEASES - (Lessee) Operating Lease Cost and Other Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating lease cost
Operating lease cost	$ 118	$ 106
Sublease income	(4)	(5)
Net operating lease cost	114	101
Cash paid for amounts included in the measurement of operating lease liabilities	72	67
ROU assets obtained in exchange for new operating lease liabilities	$ 84	$ 49
Weighted average remaining lease term	13 years	8 years
Weighted average discount rate	3.30%	3.50%